Intangible Assets	12 Months Ended
Dec. 31, 2016
Intangible Assets [Abstract]
Intangible Assets

Note 11 — Intangible Assets

Intangible assets at December 31, 2016 and 2015 consisted of the following (in thousands):

Amortized Intangible Assets	Gross Carrying Amount December 31,		Accumulated Amortization December 31,
	2016	2015	2016	2015
Trade Name/Trademarks	$4,030	$4,030	$(2,396)	$(1,517)
Customer Relationships	6,623	4,750	(2,705)	(2,054)
Supplier Relationships	2,985	—	(83)	—
Developed Technology	15,696	15,696	(6,503)	(3,915)
Non-compete Agreements	400	400	(364)	(240)
Export License – LMS	13	13	(5)	(2)
Totals	$29,747	$24,889	$(12,056)	$(7,728)

During the year ended December 31, 2016 the Company through the acquisition of Integrio has added approximately $1,426,000 of customer relationships and approximately $2,985,000 of supplier relationships These assets were determined to have a life of 6 and 3 years, respectively.

Aggregate Amortization Expense:

Aggregate amortization expense for the years ended December 31, 2016 and 2015 were $4,328,000 and $3,994,000, respectively.

Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):

Years Ending December 31,	Amount
2017	5,013
2018	4,616
2019	4,533
2020	2,450
2021	793
2022	287
Total	$17,691

The weighted average remaining amortization periods for the Company’s trade names/trademarks, customer relationships, supplier relationships, developed technology, non-compete agreements, and export license are 0.37, 0.93, 0.48, 2.06, 0, and 0 years, respectively.